Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	2,929,677	9,022,947
Series Seed Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		3,091,672
Series Seed-1 Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		2,440,412
Series Seed-2 Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		2,088,696
Series Seed-3 Preferred Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		357,836
Common Stock Warrants [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	1,090,272	54,203
Preferred Stock Warrants [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares		128,819
Stock Options [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	1,515,386	861,309
Unvested Restricted Common Stock [Member]
Schedule of Basic and Diluted Net Loss Per Share [Line Items]
Total potentially dilutive shares	324,019